First Quarter Report
January 31, 2004

To the Stockholders

     Your first quarter Stockholder report for Seligman Quality Municipal Fund, Inc. follows this letter. This report contains the Fund’s performance history and its portfolio of investments.

     For the three months ended January 31, 2004, Seligman Quality Municipal Fund, Inc. posted a total return of 5.48%, based on market price, and 2.66%, based on net asset value. The Fund’s annualized distribution rate, based on the current monthly dividend of $0.061 and market price on January 31, 2004, was 5.60%. This is equivalent to a taxable yield of 8.62% based on the maximum federal income tax rate of 35.0%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.949% to 1.22%.

     We thank you for your continued support of Seligman Quality Municipal Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

February 27, 2004

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended January 31, 2004
		Average Annual

	Three	One	Five	Ten
	Months	Year	Years	Years

Market Price**	5.48%	9.48%	6.46%	5.54%

Net Asset Value**	2.66	6.96	6.11	6.28

PRICE PER SHARE
	January 31,	October 31,
	2004	2003

Market Price	$13.08	$12.58

Net Asset Value	14.46	14.29

DIVIDEND, CAPITAL GAIN PER SHARE, AND YIELD INFORMATION
For the Periods Ended January 31, 2004

	Capital Gain

Dividends Paid†	Realized	Unrealized	SEC Yield‡

$0.188	$0.086	$1.161††	3.16%

ANNUALIZED DISTRIBUTION RATE

The annualized distribution rate, based on the current monthly dividend of $0.061 and market price at January 31, 2004, was 5.60%, which is equivalent to a taxable yield of 8.62% based on the maximum federal income tax rate of 35.0%. The tax-equivalent yield does not reflect any alternative minimum taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Past performance is not indicative of future investment results. An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are reinvested in additional shares.
†	Preferred Stockholders were paid dividends at annual rates ranging from 0.949% to 1.22%. Earnings on the Fund’s assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of January 31, 2004.
‡	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended January 31, 2004, has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments (unaudited)			January 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 8.3%	$5,000,000	Jefferson County Sewer Rev. (Capital
		Improvement Warrants), 5.125% due 2/1/2039(Ø)	Aaa/AAA	$5,650,200
Alaska — 3.5%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,362,180
Arizona — 6.5%	4,000,000	Salt River Project Agricultural Improvement and
		Power District Rev. (Certificates of Participation),
		5% due 12/1/2014	Aaa/AAA	4,435,720
California — 23.7%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	4,097,280
	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,550,460
	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	5,119,250
	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,378,600
Florida — 5.3%	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa/AAA	3,596,979
Illinois — 7.5%	5,000,000	Illinois Educational Facilities Authority Rev.
		(University of Chicago), 5.125% due 7/1/2038	Aa1/AA	5,116,950
Kansas — 4.6%	3,000,000	Burlington Pollution Control Rev. (Kansas Gas and
		Electric Company Project), 7% due 6/1/2031	Aaa/AAA	3,116,250
Louisiana — 1.3%	705,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	NR/AAA	867,615
Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aa1/AA+	2,580,300
Minnesota — 0.8%	500,000	Minneapolis-Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	559,335
Missouri — 1.5%	965,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due
		9/1/2031*	NR/AAA	1,016,203
New York — 19.8%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026(Ø)	Aaa/AAA	3,375,270
	1,415,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,576,721
	690,000	New York City GOs, 6.25% due 4/15/2027(Ø)	Aaa/A	790,443
	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due
		6/15/2026	Aaa/AAA	5,518,050
	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025(Ø)	Aaa/AAA	2,262,041

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)	January 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Ohio — 8.1%	$5,000,000	Hamilton County Sewer System Improvement
		Rev. (The Metropolitan Sewer District of
		Greater Cincinnati), 5% due 12/1/2014	Aaa/AAA	$5,557,750
Pennsylvania — 9.4%	5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	5,348,550
	1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa/AAA	1,076,320
Puerto Rico — 4.9%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021	Aaa/AAA	3,374,370
Texas — 12.8%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa/AAA	3,076,020
	2,000,000	Matagorda County Navigation District No. 1
		Pollution Control Rev. (Central Power and Light
		Co. Project), 6.125% due 5/1/2030*	Aaa/AAA	2,192,980
	3,000,000	San Antonio Electric & Gas System Rev.,
		5.65% due 2/1/2019††	Aa1/AAA	3,498,810
Washington — 13.9%	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa/AAA	2,027,620
	2,000,000	Chelan County Public Utility District No. 1
		(Chelan Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa/AAA	2,119,460
	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033(Ø)	Aaa/AAA	5,328,150
Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	325,556

Total Municipal Bonds (Cost $87,419,304) — 136.2%				92,895,433

		Variable Rate Demand Notes

Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev. (University
		of Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000
Massachusetts — 0.3%	200,000	Massachusetts State Health & Educational Facilities
		Authority Rev. (Capital Assets Program) due
		1/1/2035	VMIG 1/NR	200,000
Missouri — 6.7%	4,545,000	Missouri State Health & Educational Facilities
		Authority Health Facility Rev. (Cox Health System)
		due 6/1/2022	VMIG 1/A-1+	4,545,000
New York — 0.1%	100,000	New York City GOs due 11/1/2024	VMIG 1/A-1+	100,000
Pennsylvania — 1.3%	500,000	Delaware County Industrial Development Authority
		Airport Facility Rev. (United Parcel Service)
		due 12/1/2015	NR/A-1+	500,000
	400,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2029	VMIG 1/NR	400,000

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)			January 31, 2004

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P		Value

Texas — 0.5%	$350,000	North Central Health Facilities Development
		Corporation Rev. (Presbyterian Healthcare
		System Project) due 12/1/2015	VMIG 1/A-1	+	$350,000
Wyoming — 1.5%	1,000,000	Lincoln County Pollution Control Rev.
		(Exxon Project) due 7/1/2017*	P-1/A-1	+	1,000,000

Total Variable Rate Demand Notes (Cost $7,895,000) — 11.6%					7,895,000

Total Investments (Cost $95,314,304) — 147.8%					100,790,433
Other Assets Less Liabilities — 1.5%					1,021,761
Preferred Stock — (49.3)%					(33,600,000)

Net Assets for Common Stock — 100.0%					$68,212,194

#	The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

††	Escrowed-to-maturity security.
Ø	Pre-refunded security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

Note: Investments in municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost. Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At January 31, 2004, the interest rates paid on these notes ranged from 0.88% to 1.03%.

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
General Counsel		(800) 622-4597	24-Hour Automated
Sullivan & Cromwell LLP			Telephone Access Service